DERIVATIVE LIABILITIES (Details) - Schedule of Derivative Instruments (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Liability	$ 644,163	$ 696,648	$ 496,827
Debt [Member] | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Derivative Liability		156,761	82,237
Convertible Debt [Member] | Conversion Features - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability		391,686	208,971
Warrant [Member] | Warrants - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability		$ 148,201	$ 205,619